SCHEDULE OF INVESTMENT IN PROPERTY AND PLANT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total investment in property and plant	$ 16,258	$ 8,006	$ 138,343	$ 32,479
Depreciation for the period	16,623		59,305	74,429
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant	8,841		39,432	17,874
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant	5,622		587	371
Electrical Fittings [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant				278
Handphone [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant			11,216	3,393
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant	1,795		2,792	6,497
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant			84,316	4,066
Investment Property [Member]
Property, Plant and Equipment [Line Items]
Total investment in property and plant	$ 16,258		$ 138,343	$ 32,479